NOTE 10 - DERIVATIVE LIABILITIES (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 20, 2013 shareholders
Financing agreement					$ 2,300,000
Years on warrants					5
Percent of number of shares received					10000.00%
Exercise price per share					$ 0.50
Fair value of derivative liability					546,119
Decrease amount of derivative	(969,566)
Interest expense related	33,658
Amortization of debt discount	80,137
Unaudited
Beneficial conversion - debt discount	2,400,000
Loss on valuation of derivative liability	512,637
Fair value of derivative liability	$ 1,949,470